Label	Element	Value
Muzinich Flexible U.S. High Yield Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Muzinich Flexible U.S. High Yield Income Fund
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Muzinich Flexible U.S. High Yield Income Fund Class A Shares (Ticker: MZHRX)* Institutional Shares (Ticker: MZHIX) Supra Institutional Shares (Ticker: MZHSX) * Shares are not available at this time.
(the “Fund”)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated September 22, 2023, as amended March 12, 2024, to the Statutory Prospectus dated April 30, 2023
At a prior meeting of the Board of Trustees (the “Board”) of the Trust, based on the recommendation of Muzinich & Co., Inc., the investment advisor to the Fund (the “Advisor”), the Board approved a change to the Fund’s name. Additionally, there will be certain other changes implemented with respect to the Fund, as described below:

3. Change in the Primary Benchmark Index for the Fund.

Effective October 1, 2023, (the “Effective Date”), the primary benchmark index for the Fund changed from the ICE BofA BB-B US Cash Pay High Yield Constrained Index (JUC4) to the ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Index (JVC4) as the Advisor believes that it is a better representation of the Fund’s investment strategy.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	3. Change in the Primary Benchmark Index for the Fund. Effective October 1, 2023, (the “Effective Date”), the primary benchmark index for the Fund changed from the ICE BofA BB-B US Cash Pay High Yield Constrained Index (JUC4) to the ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Index (JVC4) as the Advisor believes that it is a better representation of the Fund’s investment strategy.
Supplement Closing [Text Block]	ck0000811030_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus.
Muzinich Flexible U.S. High Yield Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MZHRX
Muzinich Flexible U.S. High Yield Income Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MZHIX
Muzinich Flexible U.S. High Yield Income Fund | Supra Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MZHSX